Right-of-Use Assets and Lease Liabilities - Schedule of Composition of the rights Over Leased Assets (Details) - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Categories
Right-of-Use Assets, Gross balance	$ 181,427	$ 191,518
Right-of-Use Assets, Accumulated Depreciation	(102,182)	(94,639)
Right-of-Use Assets, Net balance	79,245	96,879
Buildings [Member]
Categories
Right-of-Use Assets, Gross balance	111,839	126,655
Right-of-Use Assets, Accumulated Depreciation	(62,144)	(63,657)
Right-of-Use Assets, Net balance	49,695	62,998
Floor space for ATMs [Member]
Categories
Right-of-Use Assets, Gross balance	41,026	36,080
Right-of-Use Assets, Accumulated Depreciation	(18,040)	(9,307)
Right-of-Use Assets, Net balance	22,986	26,773
Improvements to leased property [Member]
Categories
Right-of-Use Assets, Gross balance	28,562	28,783
Right-of-Use Assets, Accumulated Depreciation	(21,998)	(21,675)
Right-of-Use Assets, Net balance	$ 6,564	$ 7,108